Composition and Change (Tables)	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Reconciliation of Liabilities from Financing Activities

The changes are comprised as follows:

	Changes in financial liabilities
in EUR thousands	January 1, 2020	Cash effective	Addition/ retirement	Fair value change	December 31, 2020
Convertible bond 2017/2022	1,977	-	26	-	2,003
EIB loan 2017	11,845	-	879	(240)	12,484
EIB loan 2019	5,301	-	338	(48)	5,591
Interest convertible Bond 2017/2022, Convertible Bond 2017/22	61	(122)	122	-	61
Interest EIB loan 2017	84	(456)	365	-	(8)
Interest EIB loan 2019	29	(184)	183	-	28
Leasing liabilities	4,025	(1,363)	1,053	-	3,715
Total financial liabilities	23,322	(2,125)	2,965	(288)	23,874

The mandatory convertible bond 2020/2021 issued and converted in 2020 resulted in cash interest expenses of EUR 20 thousand.

	Changes in financial liabilities
in EUR thousands	January 1, 2019	Cash effective	Addition/ retirement	Fair value change	December 31, 2019
Convertible bond 2017/2022	2,495	-	-518	-	1,977
EIB loan 2017	10,967	-	810	68	11,845
EIB loan 2019	-	5,000	287	14	5,301
Interest convertible Bond 2017/2022, Convertible Bond 2017/22	78	(153)	136	-	61
Interest EIB loan 2017	87	(372)	369	-	84
Interest EIB loan 2019	-	(139)	168	-	29
Leasing liabilities	2,303	(1,183)	2,905	-	4,025
Total financial liabilities	15,930	3,153	4,157	82	23,322

	Changes in financial liabilities
in EUR thousands	January 1, 2018	Cash effective	Addition/ retirement	Fair value change	December 31, 2018
Convertible bond 2016/2021	79	(50)	(29)	-	-
Convertible bond 2017/2022	2,530	-	(35)	-	2,495
EIB loan	9,746	-	693	528	10,967
Non-current financial liabilities	12,355	(50)	629	528	13,462

Interest: Convertible Bond 2016/2021, Warrant Bond 2009/17, Convertible Bond 2016/21	5	(6)	1	-	-
Interest: Convertible Bond 2017/2022, Convertible Bond 2017/22	80	(158)	156	-	78
Interest: EIB loan	86	(371)	373	-	87
Current financial liabilities	170	(535)	530	-	165
Total financial liabilities	12,525	(585)	1,159	528	13,627